Retirement benefits - Disclosure of analysis of scheme assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Assets re-classification from unquoted to quoted		£ 0
Assets re-classification from quoted to unquoted		0
Plan assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 22,354	£ 22,623
% of total fair value of scheme assets %	100.00%	100.00%
Plan assets | Barclays PLC
Disclosure of fair value of plan assets [line items]
Bonds	£ 0	£ 0
Equities	0	0
Bonds - fixed government | Plan assets
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,979	£ 1,546
% of total fair value of scheme assets %	8.90%	6.80%
Bonds - index-linked government | Plan assets
Disclosure of fair value of plan assets [line items]
Bonds	£ 8,283	£ 8,234
% of total fair value of scheme assets %	37.10%	36.40%
Bonds - corporate and other | Plan assets
Disclosure of fair value of plan assets [line items]
Bonds	£ 6,782	£ 6,321
% of total fair value of scheme assets %	30.30%	27.90%
Equities | Plan assets
Disclosure of fair value of plan assets [line items]
Equities	£ 227	£ 121
% of total fair value of scheme assets %	1.00%	0.50%
Private equities | Plan assets
Disclosure of fair value of plan assets [line items]
Equities	£ 1,859	£ 2,134
% of total fair value of scheme assets %	8.30%	9.40%
Property | Plan assets
Disclosure of fair value of plan assets [line items]
Property	£ 1,414	£ 1,257
% of total fair value of scheme assets %	6.30%	5.60%
Infrastructure | Plan assets
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 414	£ 1,388
% of total fair value of scheme assets %	1.90%	6.10%
Loan assets reclassified to bonds	£ 740
Hedge funds | Plan assets
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,648	£ 1,399
% of total fair value of scheme assets %	7.40%	6.20%
Derivatives | Plan assets
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,475)	£ (1,806)
% of total fair value of scheme assets %	(6.60%)	(8.00%)
Longevity reinsurance contracts | Plan assets
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (103)	£ (117)
% of total fair value of scheme assets %	(0.50%)	(0.50%)
Cash and liquid assets | Plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,216	£ 2,075
% of total fair value of scheme assets %	5.40%	9.20%
Assets re-classification from unquoted to quoted	£ 3,000
Mixed investment funds | Plan assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 0	£ 8
% of total fair value of scheme assets %	0.00%	0.00%
Other | Plan assets
Disclosure of fair value of plan assets [line items]
Other	£ 110	£ 63
% of total fair value of scheme assets %	0.50%	0.40%
Equities quoted | Plan assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 14,612	£ 15,087
Equities quoted | Bonds - fixed government | Plan assets
Disclosure of fair value of plan assets [line items]
Bonds	1,975	1,546
Equities quoted | Bonds - index-linked government | Plan assets
Disclosure of fair value of plan assets [line items]
Bonds	8,283	8,234
Equities quoted | Bonds - corporate and other | Plan assets
Disclosure of fair value of plan assets [line items]
Bonds	1,767	5,604
Assets re-classification from quoted to unquoted	4,000
Equities quoted | Equities | Plan assets
Disclosure of fair value of plan assets [line items]
Equities	227	121
Equities quoted | Private equities | Plan assets
Disclosure of fair value of plan assets [line items]
Equities	0	0
Equities quoted | Property | Plan assets
Disclosure of fair value of plan assets [line items]
Property	22	19
Equities quoted | Infrastructure | Plan assets
Disclosure of fair value of plan assets [line items]
Infrastructure	0	0
Equities quoted | Hedge funds | Plan assets
Disclosure of fair value of plan assets [line items]
Hedge funds	13	9
Equities quoted | Derivatives | Plan assets
Disclosure of fair value of plan assets [line items]
Derivatives	1	(7)
Equities quoted | Longevity reinsurance contracts | Plan assets
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
Equities quoted | Cash and liquid assets | Plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	2,309	(454)
Equities quoted | Mixed investment funds | Plan assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	8
Equities quoted | Other | Plan assets
Disclosure of fair value of plan assets [line items]
Other	15	7
Equities quoted | Repos | Plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(1,093)	(948)
Equities unquoted | Plan assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	7,742	7,536
Equities unquoted | Bonds - fixed government | Plan assets
Disclosure of fair value of plan assets [line items]
Bonds	4	0
Equities unquoted | Bonds - index-linked government | Plan assets
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Equities unquoted | Bonds - corporate and other | Plan assets
Disclosure of fair value of plan assets [line items]
Bonds	5,015	717
Equities unquoted | Equities | Plan assets
Disclosure of fair value of plan assets [line items]
Equities	0	0
Equities unquoted | Private equities | Plan assets
Disclosure of fair value of plan assets [line items]
Equities	1,859	2,134
Equities unquoted | Property | Plan assets
Disclosure of fair value of plan assets [line items]
Property	1,392	1,238
Equities unquoted | Infrastructure | Plan assets
Disclosure of fair value of plan assets [line items]
Infrastructure	414	1,388
Equities unquoted | Hedge funds | Plan assets
Disclosure of fair value of plan assets [line items]
Hedge funds	1,635	1,390
Equities unquoted | Derivatives | Plan assets
Disclosure of fair value of plan assets [line items]
Derivatives	(1,476)	(1,799)
Equities unquoted | Longevity reinsurance contracts | Plan assets
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(103)	(117)
Equities unquoted | Cash and liquid assets | Plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(1,093)	2,529
Equities unquoted | Mixed investment funds | Plan assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Equities unquoted | Other | Plan assets
Disclosure of fair value of plan assets [line items]
Other	95	56
Of which relates to UKRF | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 21,654	£ 21,928
% of total fair value of scheme assets %	100.00%	100.00%
Of which relates to UKRF | Bonds - fixed government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 1,773	£ 1,306
% of total fair value of scheme assets %	8.20%	6.00%
Of which relates to UKRF | Bonds - index-linked government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 8,269	£ 8,214
% of total fair value of scheme assets %	38.20%	37.50%
Of which relates to UKRF | Bonds - corporate and other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 6,577	£ 6,112
% of total fair value of scheme assets %	30.40%	27.90%
Of which relates to UKRF | Equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 99	£ 0
% of total fair value of scheme assets %	0.40%	0.00%
Of which relates to UKRF | Private equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 1,859	£ 2,134
% of total fair value of scheme assets %	8.60%	9.70%
Of which relates to UKRF | Property | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	£ 1,392	£ 1,238
% of total fair value of scheme assets %	6.40%	5.60%
Of which relates to UKRF | Infrastructure | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 413	£ 1,388
% of total fair value of scheme assets %	1.90%	6.30%
Of which relates to UKRF | Hedge funds | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,635	£ 1,390
% of total fair value of scheme assets %	7.60%	6.30%
Of which relates to UKRF | Derivatives | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,475)	£ (1,806)
% of total fair value of scheme assets %	(6.80%)	(8.20%)
Of which relates to UKRF | Longevity reinsurance contracts | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (103)	£ (117)
% of total fair value of scheme assets %	(0.50%)	(0.50%)
Of which relates to UKRF | Cash and liquid assets | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,212	£ 2,065
% of total fair value of scheme assets %	5.60%	9.40%
Of which relates to UKRF | Mixed investment funds | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 0	£ 0
% of total fair value of scheme assets %	0.00%	0.00%
Of which relates to UKRF | Other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 3	£ 4
% of total fair value of scheme assets %	0.00%	0.00%
Of which relates to UKRF | Receivables (payables) | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 189	£ 484
Of which relates to UKRF | Pooled cash funds | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	2,116	2,529
Of which relates to UKRF | Equities quoted | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	14,004	14,444
Of which relates to UKRF | Equities quoted | Bonds - fixed government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	1,769	1,306
Of which relates to UKRF | Equities quoted | Bonds - index-linked government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	8,269	8,214
Of which relates to UKRF | Equities quoted | Bonds - corporate and other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	1,562	5,395
Of which relates to UKRF | Equities quoted | Equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	99	0
Of which relates to UKRF | Equities quoted | Private equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
Of which relates to UKRF | Equities quoted | Property | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	0	0
Of which relates to UKRF | Equities quoted | Infrastructure | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	0	0
Of which relates to UKRF | Equities quoted | Hedge funds | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	0	0
Of which relates to UKRF | Equities quoted | Derivatives | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	0	(7)
Of which relates to UKRF | Equities quoted | Longevity reinsurance contracts | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
Of which relates to UKRF | Equities quoted | Cash and liquid assets | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	2,305	(464)
Of which relates to UKRF | Equities quoted | Mixed investment funds | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Of which relates to UKRF | Equities quoted | Other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	0	0
Of which relates to UKRF | Equities unquoted | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	7,650	7,484
Of which relates to UKRF | Equities unquoted | Bonds - fixed government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	4	0
Of which relates to UKRF | Equities unquoted | Bonds - index-linked government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Of which relates to UKRF | Equities unquoted | Bonds - corporate and other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	5,015	717
Of which relates to UKRF | Equities unquoted | Equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
Of which relates to UKRF | Equities unquoted | Private equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	1,859	2,134
Of which relates to UKRF | Equities unquoted | Property | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	1,392	1,238
Of which relates to UKRF | Equities unquoted | Infrastructure | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	413	1,388
Of which relates to UKRF | Equities unquoted | Hedge funds | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	1,635	1,390
Of which relates to UKRF | Equities unquoted | Derivatives | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	(1,475)	(1,799)
Of which relates to UKRF | Equities unquoted | Longevity reinsurance contracts | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(103)	(117)
Of which relates to UKRF | Equities unquoted | Cash and liquid assets | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(1,093)	2,529
Of which relates to UKRF | Equities unquoted | Mixed investment funds | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Of which relates to UKRF | Equities unquoted | Other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	3	4
Barclays Bank Section | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 20,855
% of total fair value of scheme assets %	100.00%
Barclays Bank Section | Bonds - fixed government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		£ 1,725
% of total fair value of scheme assets %		8.30%
Barclays Bank Section | Bonds - index-linked government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		£ 7,751
% of total fair value of scheme assets %		37.20%
Barclays Bank Section | Bonds - corporate and other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		£ 6,200
% of total fair value of scheme assets %		29.70%
Barclays Bank Section | Equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities		£ 0
% of total fair value of scheme assets %		0.00%
Barclays Bank Section | Private equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities		£ 1,859
% of total fair value of scheme assets %		8.90%
Barclays Bank Section | Property | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property		£ 1,392
% of total fair value of scheme assets %		6.70%
Barclays Bank Section | Infrastructure | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure		£ 413
% of total fair value of scheme assets %		2.00%
Barclays Bank Section | Hedge funds | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds		£ 1,635
% of total fair value of scheme assets %		7.80%
Barclays Bank Section | Derivatives | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives		£ (1,478)
% of total fair value of scheme assets %		(7.10%)
Barclays Bank Section | Longevity reinsurance contracts | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts		£ (103)
% of total fair value of scheme assets %		(0.50%)
Barclays Bank Section | Cash and liquid assets | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets		£ 1,458
% of total fair value of scheme assets %		7.00%
Barclays Bank Section | Other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 3
% of total fair value of scheme assets %	0.00%
Barclays Bank Section | Equities quoted | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 13,231
Barclays Bank Section | Equities quoted | Bonds - fixed government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		£ 1,721
Barclays Bank Section | Equities quoted | Bonds - index-linked government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		7,751
Barclays Bank Section | Equities quoted | Bonds - corporate and other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		1,471
Barclays Bank Section | Equities quoted | Equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities		0
Barclays Bank Section | Equities quoted | Private equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities		0
Barclays Bank Section | Equities quoted | Property | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property		0
Barclays Bank Section | Equities quoted | Infrastructure | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure		0
Barclays Bank Section | Equities quoted | Hedge funds | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds		0
Barclays Bank Section | Equities quoted | Derivatives | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives		0
Barclays Bank Section | Equities quoted | Longevity reinsurance contracts | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts		0
Barclays Bank Section | Equities quoted | Cash and liquid assets | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets		2,288
Barclays Bank Section | Equities quoted | Other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	0
Barclays Bank Section | Equities unquoted | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	7,624
Barclays Bank Section | Equities unquoted | Bonds - fixed government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		4
Barclays Bank Section | Equities unquoted | Bonds - index-linked government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		0
Barclays Bank Section | Equities unquoted | Bonds - corporate and other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		4,729
Barclays Bank Section | Equities unquoted | Equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities		0
Barclays Bank Section | Equities unquoted | Private equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities		1,859
Barclays Bank Section | Equities unquoted | Property | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property		1,392
Barclays Bank Section | Equities unquoted | Infrastructure | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure		413
Barclays Bank Section | Equities unquoted | Hedge funds | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds		1,635
Barclays Bank Section | Equities unquoted | Derivatives | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives		(1,478)
Barclays Bank Section | Equities unquoted | Longevity reinsurance contracts | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts		(103)
Barclays Bank Section | Equities unquoted | Cash and liquid assets | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets		(830)
Barclays Bank Section | Equities unquoted | Other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	3
Barclays UK Section | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 799
% of total fair value of scheme assets %	100.00%
Barclays UK Section | Bonds - fixed government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		£ 48
% of total fair value of scheme assets %		6.00%
Barclays UK Section | Bonds - index-linked government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		£ 518
% of total fair value of scheme assets %		64.80%
Barclays UK Section | Bonds - corporate and other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		£ 377
% of total fair value of scheme assets %		47.20%
Barclays UK Section | Equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities		£ 99
% of total fair value of scheme assets %		12.40%
Barclays UK Section | Private equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities		£ 0
% of total fair value of scheme assets %		0.00%
Barclays UK Section | Property | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property		£ 0
% of total fair value of scheme assets %		0.00%
Barclays UK Section | Infrastructure | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure		£ 0
% of total fair value of scheme assets %		0.00%
Barclays UK Section | Hedge funds | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds		£ 0
% of total fair value of scheme assets %		0.00%
Barclays UK Section | Derivatives | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives		£ 3
% of total fair value of scheme assets %		0.40%
Barclays UK Section | Longevity reinsurance contracts | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts		£ 0
% of total fair value of scheme assets %		0.00%
Barclays UK Section | Cash and liquid assets | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets		£ (246)
% of total fair value of scheme assets %		(30.80%)
Barclays UK Section | Other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 0
% of total fair value of scheme assets %	0.00%
Barclays UK Section | Equities quoted | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 773
Barclays UK Section | Equities quoted | Bonds - fixed government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		£ 48
Barclays UK Section | Equities quoted | Bonds - index-linked government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		518
Barclays UK Section | Equities quoted | Bonds - corporate and other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		91
Barclays UK Section | Equities quoted | Equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities		99
Barclays UK Section | Equities quoted | Private equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities		0
Barclays UK Section | Equities quoted | Property | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property		0
Barclays UK Section | Equities quoted | Infrastructure | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure		0
Barclays UK Section | Equities quoted | Hedge funds | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds		0
Barclays UK Section | Equities quoted | Derivatives | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives		0
Barclays UK Section | Equities quoted | Longevity reinsurance contracts | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts		0
Barclays UK Section | Equities quoted | Cash and liquid assets | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets		17
Barclays UK Section | Equities quoted | Other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	0
Barclays UK Section | Equities unquoted | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	26
Barclays UK Section | Equities unquoted | Bonds - fixed government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		0
Barclays UK Section | Equities unquoted | Bonds - index-linked government | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		0
Barclays UK Section | Equities unquoted | Bonds - corporate and other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds		286
Barclays UK Section | Equities unquoted | Equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities		0
Barclays UK Section | Equities unquoted | Private equities | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities		0
Barclays UK Section | Equities unquoted | Property | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property		0
Barclays UK Section | Equities unquoted | Infrastructure | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure		0
Barclays UK Section | Equities unquoted | Hedge funds | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds		0
Barclays UK Section | Equities unquoted | Derivatives | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives		3
Barclays UK Section | Equities unquoted | Longevity reinsurance contracts | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts		0
Barclays UK Section | Equities unquoted | Cash and liquid assets | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets		£ (263)
Barclays UK Section | Equities unquoted | Other | Plan assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 0